SUBSEQUENT EVENTS (Details) - Sponsor [Member] - Subsequent Event [Member]	Jan. 11, 2021 $ / shares
Debt instrument interest rate on default of payment	12.00%
Debt instrument, convertible, conversion price	$ 1.50